Equity - Disclosure of development of outstanding shares (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity [abstract]
Number of shares outstanding, beginning balance (in shares)	162,397,202	138,787,820
Share-based compensation exercises (in shares)	1,684,889	609,382
Capital Increase (in shares)	9,333,332	23,000,000
Number of shares outstanding, ending balance (in shares)	173,415,423	162,397,202